Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Borrowings and Lines of Credit
BORROWINGS AND LINES OF CREDIT

(dollars in millions)	2017	2016
Short-term borrowings:
Commercial paper	$300	$522
Other borrowings	92	79
Total short-term borrowings	$392	$601

At December 31, 2017, we had revolving credit agreements with various banks permitting aggregate borrowings of up to $4.35 billion pursuant to a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in August 2021. As of December 31, 2017, there were no borrowings under either of these agreements. The undrawn portions of these revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper. As of December 31, 2017, our maximum commercial paper borrowing limit was $4.35 billion. We had no Euro-denominated commercial paper borrowings outstanding at December 31, 2017. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions, discretionary pension contributions, debt refinancing, dividend payments and repurchases of our common stock. The need for commercial paper borrowings arises when the use of domestic cash for general corporate purposes exceeds the sum of domestic cash generation and foreign cash repatriated to the U.S.
At December 31, 2017, approximately $1.3 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries. The weighted-average interest rates applicable to short-term borrowings and total debt were as follows:

	2017	2016
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.1%	1.3%
Total debt	3.5%	4.1%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	2.3%	0.6%
Total debt	3.5%	3.7%

Long-term debt consisted of the following as of December 31:

(dollars in millions)	2017	2016
1.800% notes due 2017 [1]	—	1,500
6.800% notes due 2018	99	99
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	890	783
1.778% junior subordinated notes due 2018	1,100	1,100
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	350
1.500% notes due 2019 [1]	650	650
EURIBOR plus 0.15% floating rate notes due 2019 (€750 million principal value) [2]	890	—
8.875% notes due 2019	271	271
4.875% notes due 2020 [1]	171	171
4.500% notes due 2020 [1]	1,250	1,250
1.900% notes due 2020 [1]	1,000	—
8.750% notes due 2021	250	250
1.950% notes due 2021 [1]	750	750
1.125% notes due 2021 (€950 million principal value) [1]	1,127	992
2.300% notes due 2022 [1]	500	—
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [1]	890	783
2.800% notes due 2024 [1]	800	—
1.875% notes due 2026 (€500 million principal value) [1]	593	522
2.650% notes due 2026 [1]	1,150	1,150
3.125% notes due 2027 [1]	1,100	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029 [1]	550	550
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036 [1]	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	1,100
4.050% notes due 2047 [1]	600	—
Project financing obligations	158	155
Other (including capitalized leases)	195	189
Total principal long-term debt	27,118	23,299
Other (fair market value adjustments, discounts and debt issuance costs)	(25)	1
Total long-term debt	27,093	23,300
Less: current portion	2,104	1,603
Long-term debt, net of current portion	$24,989	$21,697

1	We may redeem these notes at our option pursuant to their terms.

2
The three-month EURIBOR rate as of December 29, 2017 was approximately -0.329%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 29, 2017 was approximately 1.694%.

In connection with the merger agreement with Rockwell Collins announced on September 4, 2017, we have entered into a $6.5 billion 364-day unsecured bridge loan credit agreement that would be funded only to the extent certain anticipated debt issuances are not completed prior to the completion of the merger. See Note 2 for additional discussion.
On November 13, 2017, we issued €750 million aggregate principal amount of floating rate notes due 2019. The interest rate is reset quarterly based upon the three-month EURIBOR rate plus 0.15%, with a minimum interest rate for any period of no less than 0.00%. The net proceeds from this debt issuance were used to fund the repayment of commercial paper and for other general corporate purposes.
On May 4, 2017, we issued $1.0 billion aggregate principal amount of 1.900% notes due 2020, $500 million aggregate principal amount of 2.300% notes due 2022, $800 million aggregate principal amount of 2.800% notes due 2024, $1.1 billion aggregate principal amount of 3.125% notes due 2027 and $600 million aggregate principal amount of 4.050% notes due 2047. The net proceeds received from these debt issuances were used to fund the repayment at maturity of our 1.800% notes due 2017, representing $1.5 billion in aggregate principal, and for other general corporate purposes.
On December 1, 2016, we redeemed all outstanding 5.375% notes due in 2017, representing $1.0 billion in aggregate principal, and all outstanding 6.125% notes due in 2019, representing $1.25 billion in aggregate principal, under our redemption notice issued on November 1, 2016. A combined net extinguishment loss of approximately $164 million was recognized within Interest expense, net in the accompanying Consolidated Statement of Operations.
On November 1, 2016, we issued $650 million aggregate principal amount of 1.500% notes due 2019, $750 million aggregate principal amount of 1.950% notes due 2021, $1,150 million aggregate principal amount of 2.650% notes due 2026, $1,100 million aggregate principal amount of 3.750% notes due 2046 and $350 million aggregate principal amount of floating rate notes due 2019. We used the net proceeds received from these issuances to fund the redemption price of the 5.375% notes due 2017 and the 6.125% notes due 2019, to fund the repayment of commercial paper, and for other general corporate purposes.
On February 22, 2016, we issued €950 million aggregate principal amount of 1.125% notes due 2021, €500 million aggregate principal amount of 1.875% notes due 2026 and €750 million aggregate principal amount of floating rate notes due 2018. The net proceeds from these debt issuances were used for general corporate purposes.
The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by UTC Climate, Controls & Security. The percentage of total short-term borrowings and long-term debt at variable interest rates was 9% and 7% at December 31, 2017 and 2016, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The average maturity of our long-term debt at December 31, 2017 is approximately 11 years. The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2018	$2,104
2019	2,271
2020	2,479
2021	2,175
2022	2,804
Thereafter	15,285
Total	$27,118

We have an existing universal shelf registration statement filed with the Securities and Exchange Commission (SEC) for an indeterminate amount of equity and debt securities for future issuance, subject to our internal limitations on the amount of equity and debt to be issued under this shelf registration statement.